Financial Instruments carried at Fair Value - Sensitivity Analysis by Type of Instrument (Detail) - Valuation technique unobservable parameters (Level 3) - EUR (€) € in Millions		Jun. 30, 2024	Dec. 31, 2023
Positive fair value movement from using reasonable possible alternatives [Member]
Securities:
Debt securities	[1]	€ 246	€ 196
Commercial mortgage-backed securities	[1]	23	16
Mortgage and other asset-backed securities	[1]	17	12
Corporate, sovereign and other debt securities	[1]	207	167
Equity securities	[1]	93	94
Derivatives [Abstract]
Credit	[1]	199	200
Equity	[1]	43	44
Interest related	[1]	560	633
Foreign exchange	[1]	55	47
Other	[1]	81	91
Loans [Abstract]
Loans	[1]	485	486
Other	[1]	0	0
Total	[1]	1,762	1,790
Negative fair value movement from using reasonable possible alternatives [Member]
Securities:
Debt securities	[1]	197	221
Commercial mortgage-backed securities	[1]	17	27
Mortgage and other asset-backed securities	[1]	12	19
Corporate, sovereign and other debt securities	[1]	167	176
Equity securities	[1]	77	93
Derivatives [Abstract]
Credit	[1]	103	101
Equity	[1]	39	38
Interest related	[1]	279	368
Foreign exchange	[1]	25	17
Other	[1]	78	86
Loans [Abstract]
Loans	[1]	359	355
Other	[1]	0	0
Total	[1]	€ 1,156	€ 1,278

[1]	Where the exposure to an unobservable parameter is offset across different instruments then only the net impact is disclosed in the table